Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of cash receipts generated from operating activities
Cash receipts from sales of goods and rendering of services		$ 5,102,866	$ 8,162,698	$ 10,954,251
Cash receipts from premiums and benefits, annuities and other benefits from policies entered		1,000	0	1,345
Cash receipts derived from sub-leases		0	89	129
Classes of Payments
Cash payments to suppliers for the provision of goods and services		(3,399,104)	(5,637,224)	(5,255,694)
Cash payments relating to variable leases		(6,138)	(4,700)	(3,631)
Other payments related to operating activities		(94,899)	(86,291)	(24,148)
Net cash generated from operating activities		1,603,725	2,434,572	5,672,252
Dividends received		18,566	9,328	6,354
Interest paid		(240,825)	(121,222)	(109,697)
Interest paid on lease liabilities		(2,820)	(2,038)	(1,226)
Interest received		97,077	103,352	48,120
Income taxes paid		(235,155)	(2,309,640)	(1,648,668)
Other cash (outflows) inflows	[1]	34,110	(310,991)	110,460
Net cash generated from (used in) operating activities		1,274,678	(196,639)	4,077,595
Cash flows generated from (used in) investing activities
Proceeds from the sale of equity instruments		0	4,745	4,745
Purchase of ownership interest in associates and joint ventures		(356,846)	(34,547)	0
Acquisition of equity instruments		(11,063)	(30,701)	0
Acquisition of subsidiaries		(122,594)	0	0
Proceeds from the sale of property, plant and equipment		23	44	112
Payment of loans from related entities		(6,746)	0	0
Acquisition of property, plant and equipment		(971,792)	(1,103,598)	(905,247)
Proceeds from sale of intangible assets		13,037	5,205	3,624
Proceeds related to futures, forward options and swap contracts		346	18,034	39,878
Loans to related parties		2,093	3,387	873
Purchases of other long-term assets		(10,701)	(12,002)	(11,341)
Other cash inflows (outflows)	[2]	250,251	(332,060)	(42,045)
Cash flow used in investing activities		(1,213,992)	(1,481,493)	(909,401)
Cash flows generated from (used in) financing activities
Payment of lease liabilities		(22,288)	(15,914)	(10,478)
Proceeds from long-term loans		886,000	850,000	200,000
Proceeds from short-term loans		1,250,000	1,215,000	60,000
Loan repayments		(1,764,869)	(530,717)	(13,117)
Proceeds (payments) from hedges associated to loans		759	18,927	(993)
Dividends paid		(67,219)	(1,471,035)	(2,238,381)
Net cash flow generated from financing activities		282,383	66,261	(2,002,969)
Net increase (decrease) in cash and cash equivalents before the effect of changes in the exchange rate		343,069	(1,611,871)	1,165,225
Effects of exchange rate fluctuations on cash and cash equivalents		(6,587)	(1,996)	(25,040)
Increase (decrease) in cash and cash equivalents		336,482	(1,613,867)	1,140,185
Cash and cash equivalents at beginning of year		1,041,369	2,655,236	1,515,051
Cash and cash equivalents at end of year		$ 1,377,851	$ 1,041,369	$ 2,655,236

[1]	Other inflows (outflows) of cash from operating activities include net increases (decreases) of value added tax and banking expenses, taxes associated with interest payments, costs of issuance of debt and government grants.
[2]	Other cash inflows (outflow) include investments and redemptions of time deposits and other financial instruments that do not qualify as cash and cash equivalent in accordance with IAS 7, paragraph 7, since they mature in more than 90 days from the original investment date.